Segment Financial Data	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Financial Data
SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into four principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial, residential and infrastructure property sectors around the world.
Carrier products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services.
Collins Aerospace Systems provides technologically advanced aerospace products and aftermarket service solutions for aircraft manufacturers, airlines, regional, business and general aviation markets, military, space and undersea operations. Products include electric power generation, power management and distribution systems, air data and aircraft sensing systems, engine control systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire and ice detection and protection systems, propeller systems, engine nacelle systems, including thrust reversers and mounting pylons, interior and exterior aircraft lighting, aircraft seating and cargo systems, actuation systems, landing systems, including landing gear, wheels and brakes, and space products and subsystems, integrated avionics systems, precision targeting, electronic warfare and range and training systems, flight controls, communications systems, navigation systems, oxygen systems, simulation and training systems, food and beverage preparation, storage and galley systems, lavatory and wastewater management systems. Aftermarket services include spare parts, overhaul and repair, engineering and technical support, training and fleet management solutions, and information management services.
We have reported our financial and operational results for the periods presented herein under the four principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2018.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2018	2017	2016	2018	2017	2016
Otis	$12,904	$12,341	$11,893	$1,915	$2,002	$2,125
Carrier	18,922	17,812	16,851	3,777	3,165	2,848
Pratt & Whitney	19,397	16,160	14,894	1,269	1,300	1,501
Collins Aerospace Systems	16,634	14,691	14,465	2,303	2,191	2,167
Total segment	67,857	61,004	58,103	9,264	8,658	8,641
Eliminations and other	(1,356)	(1,167)	(859)	(236)	(81)	(18)
General corporate expenses	—	—	—	(475)	(439)	(402)
Consolidated	$66,501	$59,837	$57,244	$8,553	$8,138	$8,221

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Otis	$9,374	$9,421	$8,867	$172	$133	$94	$190	$177	$171
Carrier	22,189	22,657	21,787	263	326	340	357	372	354
Pratt & Whitney	29,341	26,768	22,971	866	923	725	852	672	550
Collins Aerospace Systems	73,115	34,567	34,093	515	527	452	883	823	807
Total segment	134,019	93,413	87,718	1,816	1,909	1,611	2,282	2,044	1,882
Eliminations and other	192	3,507	1,988	86	105	88	151	96	80
Consolidated	$134,211	$96,920	$89,706	$1,902	$2,014	$1,699	$2,433	$2,140	$1,962

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016
United States Operations	$39,481	$33,912	$32,335	$4,941	$4,126	$4,304	$7,111	$5,323	$4,822
International Operations
Europe	12,857	11,879	11,151	2,141	1,959	1,826	1,908	1,817	1,538
Asia Pacific	8,847	8,770	8,260	1,476	1,491	1,486	1,349	1,113	999
Other	6,672	6,443	6,357	706	1,082	1,025	1,363	1,389	1,325
Eliminations and other	(1,356)	(1,167)	(859)	(711)	(520)	(420)	566	544	474
Consolidated	$66,501	$59,837	$57,244	$8,553	$8,138	$8,221	$12,297	$10,186	$9,158

Sales from U.S. operations include export sales as follows:

(dollars in millions)	2018	2017	2016
Europe	$6,285	$5,273	$5,065
Asia Pacific	5,429	3,634	3,449
Other	2,514	2,217	2,313
	$14,228	$11,124	$10,827

Sales by primary geographical market for the year ended December 31, 2018 is as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$3,433	$9,402	$14,852	$11,794	$39,481
Europe	4,055	5,710	594	2,498	12,857
Asia Pacific	4,354	2,849	1,277	367	8,847
Other	1,062	961	2,674	1,975	6,672
Total segment	$12,904	$18,922	$19,397	$16,634	67,857
Eliminations and other					(1,356)
Consolidated					$66,501

Segment sales disaggregated by product type and product versus service for the year ended December 31, 2018 are as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$12,904	$18,922	$55	$60	$31,941
Commercial aerospace	—	—	14,027	12,564	26,591
Military aerospace	—	—	5,315	4,010	9,325
Total segment	$12,904	$18,922	$19,397	$16,634	67,857
Eliminations and other					(1,356)
Consolidated					$66,501

Sales Type
Product	$5,636	$15,682	$11,410	$13,915	$46,643
Service	7,268	3,240	7,987	2,719	21,214
Total segment	$12,904	$18,922	$19,397	$16,634	67,857
Eliminations and other					(1,356)
Consolidated					$66,501

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney and Collins Aerospace Systems products, as follows:

(dollars in millions)	2018	2017	2016
Pratt & Whitney	$4,489	$3,347	$3,187
Collins Aerospace Systems	2,779	2,299	2,301
Other	175	152	138
	$7,443	$5,798	$5,626

Net sales to Airbus, primarily related to Pratt & Whitney and Collins Aerospace Systems products, were approximately $10,025 million, $8,908 million and $7,688 million for the years ended December 31, 2018, 2017 and 2016, respectively.